Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Consolidated VIEs without recourse to eLong, Inc. [Member] USD ($)	Dec. 31, 2014 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2013 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2014 Series A preferred shares [Member] USD ($)	Dec. 31, 2013 Series A preferred shares [Member] USD ($)	Dec. 31, 2014 Series B preferred shares [Member] USD ($)	Dec. 31, 2013 Series B preferred shares [Member] USD ($)	Dec. 31, 2014 Ordinary shares [Member] USD ($)	Dec. 31, 2013 Ordinary shares [Member] USD ($)	Dec. 31, 2014 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2013 High-vote ordinary shares [Member] USD ($)
Accounts payable	$ 71,316,319	442,489,234	176,769,058	$ 43,997,161	272,984,785	127,312,978
Income taxes payable	2,081	12,911	22,632,988	2,081	12,911	5,577,145
Amounts due to related parties	20,615,393	127,910,270	97,010,163	355,463	2,205,507	1,645,435
Deferred revenue	7,662,619	47,543,483	21,197,767
Advances and deposits from customers	19,652,162	121,933,804	49,698,977	9,590,118	59,502,845	18,327,334
eCoupon program virtual cash liability	21,862,533	135,648,275	109,044,582
Accrued expenses and other current liabilities	47,111,891	292,310,439	179,159,921	15,540,342	96,421,605	33,443,045
Deferred tax liabilities, non-current	3,414,706	21,186,882	2,033,699	3,414,705	21,186,882	2,033,699
Other liabilities	$ 7,124	44,200	44,999	$ 7,124	44,200	44,999
Preferred shares, par value per share							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred shares, authorized							8,205,620	8,205,620	50,000,000	50,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value per share											$ 0.01	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, authorized shares											150,000,000	150,000,000	50,000,000	50,000,000
Ordinary shares, issued shares											44,591,140	41,170,444	33,589,204	33,589,204
Ordinary shares, outstanding shares											38,301,458	36,850,250	33,589,204	33,589,204
Treasury stock, shares			1,021,118